Investment in Affiliates - Income Statement Data (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Revenue	$ 22,695	$ 18,350	$ 46,844	$ 35,053
Net (loss)/ income before non-cash change in fair value of Junior Loan	0	0	0	0
Net income/(loss)	5,889	5,394	13,384	11,706
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Revenue	10,418	10,765	20,530	19,860
Net (loss)/ income before non-cash change in fair value of Junior Loan	(449)	527	(739)	(1,355)
Net income/(loss)	(1,955)	(1,069)	(3,134)	(4,800)
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Revenue	6,760	994	14,726	994
Net (loss)/ income before non-cash change in fair value of Junior Loan	(6,889)	414	(11,913)	414
Net income/(loss)	$ (3,220)	$ 414	$ (7,122)	$ 414